Materials and Services Expenses - Summary of Materials and Services Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Independent contractors	$ 3,394,544	$ 2,911,393
Vehicle operation expenses	1,197,647	904,060
Total materials and services expenses	$ 4,592,191	$ 3,815,453	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))